Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Borrowings
Note 7:	Borrowings

At December 31, advances from the Federal Home Loan Bank were as follows:

	2012	2011
	(In thousands)
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 4.95%	$32,439	$––
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 7.20%, averaging 3.62%	––	32,951

	$32,439	$32,951

At December 31, 2012 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2013	$5,412
2014	239
2015	178
2016	6,172
2017	20,134
Thereafter	304

$32,439

At December 31, 2012 and 2011, as a member of the Federal Home Loan Bank system the Bank had the ability to obtain up to $30.1 million and $25.1 million, respectively, in additional borrowings based on securities and certain loans pledged to the FHLB. At December 31, 2012 and 2011, the Bank had approximately $110.7 and $98.0 million, respectively of one- to four-family residential real estate and commercial real estate loans pledged as collateral for borrowings. Also at December 31, 2012 and 2011, the Company and the Bank have cash management lines of credit with various correspondent banks (excluding FHLB cash management lines of credit) enabling additional borrowings of up to $15.0 million.

Short-term borrowings include approximately $10.7 million and $10.0 million at December 31, 2012 and 2011, respectively, of securities sold under agreements to repurchase.

Securities sold under agreements to repurchase are financing arrangements whereby the Company sells securities and agrees to repurchase the identical securities at the maturities of the agreements at specified prices. Physical control is maintained for all securities sold under repurchase agreements. Information concerning securities sold under agreements to repurchase is summarized as follows:

	2012	2011
	(Dollars in thousands)

Balance outstanding at year end	$10,681	$9,968
Average daily balance during the year	$11,525	$13,020
Average interest rate during the year	0.15%	0.18%
Maximum month-end balance during the year	$13,706	$15,704
Weighted-average interest rate at year end	0.15%	0.18%

Securities with an approximate carrying value of $9.2 million and $15.2 million at December 31, 2012 and 2011, respectively, were pledged as collateral for repurchase borrowings.